Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Abstract]
Amortization expense					$ 107,000	$ 107,000
Intangible assets					$ 0	0
Estimated useful life					3 years
Amortization expense	$ 26,750	$ 26,750	$ 80,250	$ 80,250	$ 107,000	$ 107,000